Net finance income (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Net finance income [Abstract]
Interest income from external parties	$ 309	$ 608
Net foreign exchange gain	19	45
Finance income	328	653
Bank charges	(24)	(9)
Lease interest	(8)	(2)
Finance costs	(32)	(11)
Net finance income	$ 296	$ 642